Condensed Interim Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues	$ 1,164	$ 314
Cost of revenues	1,297	797
Gross loss	(133)	(483)
Operating expenses:
Research and development, net	15,112	17,909
Sales and marketing	2,307	2,678
General and administrative	3,626	3,771
Total operating expenses	21,045	24,358
Operating loss	(21,178)	(24,841)
Financing income, net	2,662	865
Net loss	$ (18,516)	$ (23,976)
Basic net loss per ordinary share (in Dollars per share)	$ (0.15)	$ (0.23)
Diluted net loss per ordinary share (in Dollars per share)	$ (0.15)	$ (0.23)
Weighted-average number of shares used in computing basic net loss per ordinary share (in Shares)	125,576,293	104,497,312
Weighted-average number of shares used in computing diluted net loss per ordinary share (in Shares)	125,576,293	104,497,312